Note 2 - Basis for Preparation	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2
       Basis for preparation

i)

Statement of compliance

The consolidated financial statements have been prepared on a going concern basis, in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorised for issue by the Board of Directors on
March 20, 2019.

ii)

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for:

•	equity-settled share-based payment arrangements measured at fair value on grant date;

•	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates; and

•	derivative financial instruments measured at fair value.

iii)

Functional currency

These consolidated financial statements are presented in United States dollars (“$”), which is also the functional currency of the Company. All financial information presented in United States dollars have been rounded to the nearest thousand, unless indicated otherwise.